Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
Variable Annuity
Account Value [Line Items]
Line Graph and Table Measure Name				Series A (StylePlus—Large Core Series)
Account Value	$ 32,153	$ 32,153	$ 32,153	$ 32,153			$ 30,976			$ 27,883			$ 24,866			$ 25,691			$ 23,717			$ 21,972			$ 20,328			$ 21,620			$ 26,034			$ 27,697			$ 24,966			$ 24,884			$ 22,967			$ 21,557			$ 19,156			$ 17,464			$ 14,178			$ 18,149			$ 16,643			$ 16,401			$ 15,813			$ 13,964			$ 16,344			$ 15,188			$ 14,804			$ 14,945			$ 13,986			$ 13,371			$ 12,996			$ 12,228			$ 11,767			$ 11,238			$ 10,911			$ 10,788			$ 10,094			$ 10,816			$ 10,773			$ 10,629			$ 10,130			$ 10,000
Average Annual Return, Percent	15.31%	25.15%	14.41%	12.39%
Variable Annuity, Series B (Large Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series B (Large Cap Value Series)
Account Value	$ 22,660	$ 22,660	$ 22,660	$ 22,660			22,764			20,842			19,337			19,912			19,098			19,074			16,854			17,810			20,065			19,330			17,979			18,004			17,349			15,216			12,833			12,237			10,658			14,888			13,647			13,703			13,578			12,221			14,088			13,374			13,125			13,508			12,639			12,166			12,088			11,664			10,694			10,239			9,778			9,608			9,223			10,093			10,154			10,122			9,907			10,000
Average Annual Return, Percent	8.72%	13.80%	10.58%	8.52%
Variable Annuity, Series D (World Equity Income Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series D (World Equity Income Series)
Account Value	$ 19,417	$ 19,417	$ 19,417	$ 19,417			19,155			17,679			16,281			16,598			15,949			15,745			14,052			15,147			16,934			17,325			16,173			16,531			15,761			14,231			12,682			11,959			10,241			13,344			12,550			12,366			12,077			10,992			12,510			11,969			11,895			11,969			11,508			11,004			10,764			10,403			10,211			10,086			9,767			9,425			8,997			9,518			9,654			9,488			9,608			10,000
Average Annual Return, Percent	9.83%	16.98%	9.44%	6.86%
Variable Annuity, Series E (Total Return Bond Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series E (Total Return Bond Series)
Account Value	$ 12,735	$ 12,735	$ 12,735	$ 12,735			12,682			12,700			11,870			12,231			12,308			11,874			11,704			12,237			13,215			14,161			14,152			14,120			13,696			14,222			13,821			13,472			12,746			12,453			12,530			12,331			12,068			11,918			11,858			11,849			11,763			11,784			11,626			11,482			11,248			11,042			11,145			10,824			10,488			10,336			10,376			10,347			10,392			10,219			10,116			10,000
Average Annual Return, Percent	0.21%	4.12%	0.65%	2.45%
Variable Annuity, Series F (Floating Rate Strategies Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series F (Floating Rate Strategies Series)
Account Value	$ 14,070	$ 14,070	$ 14,070	$ 14,070	$ 14,070	$ 13,962	13,908	$ 13,800	$ 13,693	13,644	$ 13,477	$ 13,326	13,348	$ 13,267	$ 13,116	12,970	$ 12,658	$ 12,705	12,637	$ 12,637	$ 12,590	12,278	$ 12,216	$ 12,065	11,925	$ 12,211	$ 12,050	11,765	$ 12,034	$ 12,328	12,328	$ 12,328	$ 12,409	12,384	$ 12,308	$ 12,343	12,348	$ 12,267	$ 12,227	12,255	$ 12,235	$ 12,191	12,156	$ 12,176	$ 12,141	12,082	$ 11,938	$ 11,780	11,760	$ 11,730	$ 11,607	11,415	$ 11,388	$ 11,001	10,643	$ 11,918	$ 12,123	12,081	$ 11,904	$ 11,811	11,876	$ 11,825	$ 11,853	11,755	$ 11,724	$ 11,791	11,591	$ 11,658	$ 11,471	11,227	$ 11,524	$ 11,618	11,626	$ 11,551	$ 11,516	11,435	$ 11,461	$ 11,456	11,443	$ 11,404	$ 11,404	11,318	$ 11,297	$ 11,279	11,206	$ 11,163	$ 11,167	11,098	$ 11,094	$ 11,061	11,040	$ 11,019	$ 10,969	10,940	$ 10,852	$ 10,814	10,739	$ 10,647	$ 10,577	10,425	$ 10,445	$ 10,363	10,190	$ 9,936	$ 10,049	10,077	$ 10,163	$ 10,226	10,241	$ 10,277	$ 10,324	10,282	$ 10,294	$ 10,252	10,179	$ 10,133	$ 10,023	10,004	$ 10,080	$ 10,038	10,015	$ 10,027	$ 10,000	10,000
Average Annual Return, Percent	3.12%	8.48%	3.66%	3.47%
Variable Annuity, Series J (StylePlus—Mid Growth Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series J (StylePlus—Mid Growth Series)
Account Value	$ 25,848	$ 25,848	$ 25,848	$ 25,848			26,769			24,027			21,050			22,105			20,758			19,008			17,593			17,978			22,867			26,318			25,419			25,709			23,444			23,150			19,319			17,617			13,335			17,524			16,247			16,385			15,657			13,205			15,849			14,811			14,457			14,215			13,340			12,695			12,217			11,402			11,322			10,759			10,538			10,494			10,080			10,958			11,080			10,502			9,912			10,000
Average Annual Return, Percent	7.60%	16.93%	9.55%	9.96%
Variable Annuity, Series N (Managed Asset Allocation Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series N (Managed Asset Allocation Series)
Account Value	$ 18,119	$ 18,119	$ 18,119	$ 18,119			17,930			17,112			15,640			16,236			15,734			14,995			14,054			14,846			16,895			17,974			17,112			17,196			16,388			15,981			14,561			13,885			12,233			14,195			13,522			13,357			12,882			11,818			12,959			12,536			12,370			12,536			12,101			11,737			11,410			10,960			10,921			10,572			10,320			10,146			9,876			10,326			10,410			10,136			9,864			10,000
Average Annual Return, Percent	5.88%	11.59%	6.29%	6.12%
Variable Annuity, Series O (All Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series O (All Cap Value Series)
Account Value	$ 21,909	$ 21,909	$ 21,909	$ 21,909			22,241			20,568			19,057			19,677			18,992			18,952			16,789			17,644			19,914			19,177			17,928			18,111			17,508			15,106			12,557			12,050			10,387			14,827			13,660			13,541			13,352			11,983			14,056			13,512			13,072			13,407			12,647			12,100			12,028			11,681			10,635			10,159			9,769			9,519			9,168			10,003			10,054			9,989			9,675			10,000
Average Annual Return, Percent	6.52%	11.34%	10.10%	8.16%
Variable Annuity, Series P (High Yield Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series P (High Yield Series)
Account Value	$ 14,212	$ 14,212	$ 14,212	$ 14,212			14,082			13,867			13,076			12,938			12,741			12,379			11,904			11,967			13,106			13,708			13,633			13,449			13,062			13,005			12,239			11,698			10,692			12,428			12,188			12,023			11,687			11,125			11,695			11,507			11,462			11,604			11,514			11,327			11,149			10,923			10,579			10,018			9,382			9,295			9,557			10,037			9,909			9,677			9,889			10,000
Average Annual Return, Percent	2.49%	9.84%	3.40%	3.58%
Variable Annuity, Series Q (Small Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series Q (Small Cap Value Series)
Account Value	$ 16,603	$ 16,603	$ 16,603	$ 16,603			17,300			16,549			14,755			15,226			14,857			15,006			13,235			13,802			15,825			15,588			14,910			15,236			14,842			12,354			9,747			9,786			8,237			12,475			11,562			11,395			11,198			10,177			12,295			12,069			11,496			11,653			11,559			11,213			11,235			11,237			9,872			9,397			9,231			8,876			8,534			9,536			9,670			9,505			8,969			10,000
Average Annual Return, Percent	0.32%	9.04%	7.82%	5.20%
Variable Annuity, Series V (SMid Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series V (SMid Cap Value Series)
Account Value	$ 20,012	$ 20,012	$ 20,012	$ 20,012			20,739			19,433			17,693			18,374			17,855			17,710			15,651			16,271			18,425			18,045			17,062			17,537			17,140			14,582			11,773			11,459			9,648			13,981			13,027			12,671			12,347			11,035			13,378			13,228			12,455			12,680			12,119			11,501			11,430			11,151			10,052			9,554			9,257			8,798			8,669			9,418			9,611			9,439			9,230			10,000
Average Annual Return, Percent	2.98%	8.91%	9.57%	7.18%
Variable Annuity, Series X (StylePlus—Small Growth Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series X (StylePlus—Small Growth Series)
Account Value	$ 20,833	$ 20,833	$ 20,833	$ 20,833			21,531			20,046			17,669			18,882			17,579			16,565			15,684			15,939			19,712			22,572			22,243			23,361			22,460			21,186			16,304			15,173			11,477			16,072			14,563			15,207			14,830			12,788			16,359			15,509			14,470			14,257			13,604			12,791			12,287			11,650			11,150			10,172			9,821			10,268			9,881			11,346			11,100			10,403			9,437			10,000
Average Annual Return, Percent	3.93%	10.34%	6.50%	7.62%
Variable Annuity, Series Y (StylePlus—Large Growth Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series Y (StylePlus—Large Growth Series)
Account Value	$ 42,392	$ 42,392	$ 42,392	$ 42,392			39,361			35,130			30,842			31,878			28,520			25,108			24,451			25,556			32,642			36,226			32,395			32,144			28,791			28,352			25,296			22,265			17,119			20,564			18,675			18,469			17,723			15,355			18,460			16,916			16,099			15,934			14,788			13,935			13,351			12,247			12,084			11,466			11,324			11,265			10,519			11,117			11,097			10,679			10,164			10,000
Average Annual Return, Percent	20.67%	32.98%	18.08%	15.54%
Variable Annuity, Series Z (Alpha Opportunity Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Series Z (Alpha Opportunity Series)
Account Value	$ 12,688	$ 12,688	$ 12,688	$ 12,688			13,011			11,626			11,619			11,240			11,057			10,727			10,018			10,860			10,832			11,728			10,706			10,958			11,153			10,305			9,950			9,869			9,427			10,277			10,138			10,149			10,528			10,535			11,025			10,820			11,361			11,913			11,414			11,153			11,414			11,111			10,291			10,178			10,535			9,852			9,965			9,981			10,102			10,337			9,747			10,000
Average Annual Return, Percent	9.07%	12.88%	4.57%	2.41%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Index, Series B (Large Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
MSCI World (Net) Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World (Net) Index
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 24,021			23,399			21,496			19,294			19,986			18,708			17,366			15,821			16,864			20,121			21,214			19,685			19,687			18,272			17,415			15,281			14,159			11,862			15,025			13,841			13,767			13,238			11,769			13,592			12,948			12,719			12,892			12,219			11,655			11,204			10,533			10,341			9,861			9,763			9,797			9,286			10,143			10,112			9,883			9,784			10,000
Average Annual Return, Percent	11.75%	20.19%	11.78%	9.16%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	$ 11,430			11,423			11,512			10,778			11,137			11,232			10,909			10,709			11,243			11,797			12,541			12,539			12,533			12,308			12,737			12,652			12,575			12,221			11,848			11,826			11,564			11,219			10,898			10,722			10,720			10,737			10,897			10,854			10,763			10,610			10,524			10,847			10,797			10,563			10,252			10,311			10,186			10,360			10,196			10,017			10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)	1.35%
Bloomberg U.S. Aggregate Bond Index, Series F (Floating Rate Strategies Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)	1.35%
S&P 500 Index, Series J (StylePlus—Mid Growth Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index, Series N (Managed Asset Allocation Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	$ 11,430			11,423			11,512			10,778			11,137			11,232			10,909			10,709			11,243			11,797			12,541			12,539			12,533			12,308			12,737			12,652			12,575			12,221			11,848			11,826			11,564			11,219			10,898			10,722			10,720			10,737			10,897			10,854			10,763			10,610			10,524			10,847			10,797			10,563			10,252			10,311			10,186			10,360			10,196			10,017			10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)	1.35%
S&P 500 Index, Series O (All Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index, Series P (High Yield Series)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	$ 11,430			11,423			11,512			10,778			11,137			11,232			10,909			10,709			11,243			11,797			12,541			12,539			12,533			12,308			12,737			12,652			12,575			12,221			11,848			11,826			11,564			11,219			10,898			10,722			10,720			10,737			10,897			10,854			10,763			10,610			10,524			10,847			10,797			10,563			10,252			10,311			10,186			10,360			10,196			10,017			10,000
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)	1.35%
S&P 500 Index, Series Q (Small Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Account Value	$ 19,256	$ 19,256	$ 19,256	$ 19,256			20,122			18,971			16,676			17,310			16,585			16,357			14,977			15,684			18,537			18,819			17,694			18,067			17,206			14,728			11,461			11,069			9,178			14,043			13,116			13,099			12,855			11,365			13,713			13,356			12,623			12,967			12,438			11,979			11,941			11,750			10,746			10,121			9,698			9,385			9,131			10,099			10,229			9,930			9,360			10,000
S&P 500 Index, Series V (SMid Cap Value Series)
Account Value [Line Items]
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Account Value	$ 20,400	$ 20,400	$ 20,400	$ 20,400			21,014			19,533			17,324			18,692			17,461			16,461			15,808			15,770			19,530			22,353			22,351			23,690			22,797			21,737			16,771			15,651			11,986			16,145			14,494			15,125			14,721			12,566			16,039			15,200			14,174			13,856			13,248			12,473			11,948			11,342			10,951			10,026			9,711			10,189			9,767			11,234			11,016			10,331			9,387			10,000
S&P 500 Index, Series X (StylePlus—Small Growth Series)
Account Value [Line Items]
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Index, Series Y (StylePlus—Large Growth Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Index, Series Z (Alpha Opportunity Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Account Value	$ 22,057	$ 22,057	$ 22,057	$ 22,057			22,545			20,686			18,892			19,509			18,746			18,559			16,508			17,491			19,924			20,072			18,625			18,771			17,842			16,037			13,795			13,064			11,431			15,601			14,525			14,331			13,800			12,329			13,966			13,212			13,059			13,440			12,760			12,375			12,211			11,824			11,084			10,711			10,242			10,077			9,539			10,413			10,402			10,478			9,981			10,000
Average Annual Return, Percent	6.62%	13.06%	9.01%	8.23%
Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name				Credit Suisse Leveraged Loan Index
Account Value	$ 15,688	$ 15,688	$ 15,688	$ 15,688	$ 15,645	$ 15,504	15,400	$ 15,273	$ 15,138	15,021	$ 14,783	$ 14,609	14,604	$ 14,477	$ 14,312	14,128	$ 13,819	$ 13,831	13,701	$ 13,714	$ 13,628	13,287	$ 13,240	$ 13,095	12,985	$ 13,272	$ 13,072	12,832	$ 13,102	$ 13,439	13,416	$ 13,411	$ 13,477	13,429	$ 13,345	$ 13,366	13,334	$ 13,249	$ 13,184	13,185	$ 13,131	$ 13,063	12,997	$ 12,990	$ 12,903	12,741	$ 12,578	$ 12,316	12,294	$ 12,210	$ 12,029	11,807	$ 11,650	$ 11,224	10,762	$ 12,294	$ 12,463	12,397	$ 12,200	$ 12,133	12,193	$ 12,141	$ 12,176	12,081	$ 12,055	$ 12,082	11,893	$ 11,908	$ 11,724	11,460	$ 11,729	$ 11,825	11,824	$ 11,744	$ 11,696	11,600	$ 11,588	$ 11,566	11,510	$ 11,473	$ 11,453	11,331	$ 11,287	$ 11,274	11,200	$ 11,154	$ 11,169	11,083	$ 11,090	$ 11,048	11,000	$ 10,991	$ 10,927	10,869	$ 10,746	$ 10,711	10,630	$ 10,538	$ 10,455	10,310	$ 10,307	$ 10,214	10,023	$ 9,766	$ 9,820	9,892	$ 9,987	$ 10,076	10,090	$ 10,158	$ 10,224	10,215	$ 10,247	$ 10,227	10,136	$ 10,096	$ 9,956	9,930	$ 10,041	$ 9,996	9,967	$ 10,019	$ 9,996	10,000
Average Annual Return, Percent	4.44%	11.04%	5.36%	4.61%
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index
Account Value	$ 27,178	$ 27,178	$ 27,178	$ 27,178			28,080			25,644			22,388			23,622			22,236			20,374			19,059			19,184			24,306			27,804			27,033			27,240			24,525			24,664			20,723			18,947			14,545			18,191			16,816			16,930			16,063			13,428			15,985			14,859			14,404			14,098			13,199			12,537			12,030			11,254			11,203			10,711			10,546			10,486			10,071			10,945			11,072			10,507			9,927			10,000
Average Annual Return, Percent	5.98%	15.05%	9.93%	10.51%
S&P 500 Index, Series N (Managed Asset Allocation Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
Russell 3000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Value Index
Account Value	$ 21,784	$ 21,784	$ 21,784	$ 21,784			22,285			20,516			18,681			19,289			18,543			18,375			16,379			17,343			19,799			19,968			18,568			18,742			17,821			15,927			13,588			12,890			11,252			15,482			14,405			14,231			13,726			12,263			13,972			13,258			13,035			13,413			12,765			12,361			12,204			11,850			11,049			10,637			10,173			10,008			9,494			10,386			10,386			10,439			9,913			10,000
Average Annual Return, Percent	6.18%	12.93%	8.89%	8.10%
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Account Value	$ 15,247	$ 15,247	$ 15,247	$ 15,247			15,082			14,863			13,869			13,806			13,569			13,101			12,576			12,658			14,038			14,752			14,647			14,519			14,131			14,012			13,163			12,585			11,422			13,082			12,748			12,580			12,274			11,443			11,986			11,705			11,586			11,686			11,632			11,407			11,164			10,871			10,683			10,121			9,592			9,281			9,476			9,960			9,960			9,715			9,813			10,000
Average Annual Return, Percent	2.58%	10.44%	3.92%	4.31%
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Account Value	$ 18,294	$ 18,294	$ 18,294	$ 18,294			18,986			18,451			16,008			16,497			15,988			16,094			14,844			15,562			18,368			18,819			18,034			18,588			17,777			14,672			11,001			10,727			9,022			14,022			12,924			12,999			12,823			11,456			14,086			13,863			12,800			13,148			12,884			12,258			12,176			12,192			10,688			9,817			9,412			9,254			8,996			10,078			10,200			10,001			9,142			10,000
Average Annual Return, Percent	(0.85%)	10.90%	7.07%	6.23%
S&P 500 Index, Series V (SMid Cap Value Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Russell 2500 Value Index
Account Value [Line Items]
Average Annual Return, Percent	1.50%	11.24%	8.01%	6.77%
S&P 500 Index, Series X (StylePlus—Small Growth Series)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 33,521			32,144			29,075			26,031			26,912			24,749			23,023			21,404			22,503			26,821			28,114			25,322			25,175			23,193			21,844			19,478			17,881			14,834			18,449			16,915			16,633			15,946			14,031			16,225			15,064			14,563			14,675			13,760			13,170			12,776			12,045			11,602			11,171			10,903			10,758			10,051			10,742			10,712			10,612			10,113			10,000
Russell 2000 Growth Index
Account Value [Line Items]
Average Annual Return, Percent	4.44%	9.14%	6.17%	7.39%
Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index
Account Value	$ 45,384	$ 45,384	$ 45,384	$ 45,384			41,893			37,601			32,936			34,000			30,139			26,353			25,787			26,749			33,827			37,189			33,313			32,932			29,421			29,146			26,165			23,110			18,078			21,045			19,025			18,746			17,915			15,430			18,345			16,804			15,889			15,667			14,525			13,716			13,104			12,032			11,912			11,390			11,320			11,237			10,471			11,056			11,042			10,634			10,149			10,000
Average Annual Return, Percent	20.70%	33.48%	19.34%	16.33%
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,626	$ 11,626	$ 11,626	$ 11,626			$ 11,473			$ 11,326			$ 11,173			$ 11,027			$ 10,899			$ 10,782			$ 10,691			$ 10,641			$ 10,630			$ 10,626			$ 10,625			$ 10,623			$ 10,623			$ 10,621			$ 10,617			$ 10,613			$ 10,611			$ 10,550			$ 10,502			$ 10,443			$ 10,377			$ 10,315			$ 10,257			$ 10,207			$ 10,161			$ 10,125			$ 10,097			$ 10,070			$ 10,050			$ 10,039			$ 10,031			$ 10,021			$ 10,014			$ 10,007			$ 10,003			$ 10,002			$ 10,002			$ 10,001			$ 10,001			$ 10,000
Average Annual Return, Percent	2.65%	5.43%	2.17%	1.52%